Net Assets - Fund Repurchased Shares of Fund's Class (Details) - USD ($) $ / shares in Units, $ in Thousands	Nov. 30, 2025	Aug. 31, 2025	May 31, 2025	Feb. 28, 2025	Nov. 30, 2024	Aug. 31, 2024	May 31, 2024	Feb. 29, 2024	Nov. 30, 2023
Investment Company [Abstract]
Shares repurchased (in shares)	21,657,000	2,943,000	5,281,000	1,093,000	1,795,000	134,000	5,000	387,000	2,955
Percentage of Outstanding Shares Repurchased	5.65%	0.93%	1.80%	0.47%	0.90%	0.09%	0.01%	0.54%	0.01%
Repurchased investment (in dollars per share)	$ 27.47	$ 27.5	$ 27.42	$ 27.47	$ 27.58	$ 27.41	$ 27.39	$ 27.19	$ 27.03
Shares repurchased, value	$ 594,777	$ 80,915	$ 144,586	$ 29,969	$ 49,491	$ 3,623	$ 132	$ 10,376	$ 78
Maximum number of shares that may yet be purchased under the repurchase program (in shares)	0	0	0	0					0